SHAREHOLDERS' EQUITY (Details) ¥ in Thousands					12 Months Ended
	Dec. 31, 2018 Vote shares	Sep. 05, 2018 shares	Feb. 01, 2018 shares	Sep. 20, 2017 CNY (¥) shares	Dec. 31, 2018 Vote shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 shares	Sep. 20, 2017 $ / shares	Sep. 20, 2017 CNY (¥)
SHAREHOLDERS' EQUITY
Proceeds from initial public offering, net of issuance costs | ¥						¥ 3,130,197
Reclassification from mezzanine equity to ordinary equity | ¥						15,842,210
2008 Stock Incentive Plan and 2017 Stock Incentive Plan
SHAREHOLDERS' EQUITY
Shares issued and transferred			16,000,000
Preferred Shares
SHAREHOLDERS' EQUITY
Reclassification from mezzanine equity to ordinary equity | ¥				¥ 15,842,210
Preferred share conversion ratio				1
Conversion of shares, shares converted				264,034,399
Common stock
SHAREHOLDERS' EQUITY
Conversion of shares, shares issued				264,034,399
Reclassification from mezzanine equity to ordinary equity | ¥						¥ 17,339
Convertible ordinary shares conversion ratio				1
Conversion of shares, shares converted				60,000,000
Exercise of share options and vesting of restricted shares (Note 19) (shares)					12,903,413	730,000
Shares issued and transferred	12,903,413
Employees and non-employees | Common stock
SHAREHOLDERS' EQUITY
Shares issued and transferred	18,000,000
Class A ordinary shares
SHAREHOLDERS' EQUITY
Conversion of shares, shares issued				182,168,452
Number of votes per share | Vote	1				1
Exercise of share options and vesting of restricted shares (Note 19) (shares)					12,903,413	730,000	0
shares granted for future issuance	5,096,587				5,096,587
Ordinary shares, outstanding shares	250,648,452				250,648,452	232,648,452
Class A ordinary shares | 2008 Stock Incentive Plan and 2017 Stock Incentive Plan
SHAREHOLDERS' EQUITY
Shares issued and transferred		2,000,000
Class A ordinary shares | Preferred Shares
SHAREHOLDERS' EQUITY
Conversion of shares, shares issued				169,959,150
Class A ordinary shares | Common stock
SHAREHOLDERS' EQUITY
Conversion of shares, shares issued				12,209,302
Ordinary shares issued						49,750,000
Class B ordinary shares
SHAREHOLDERS' EQUITY
Conversion of shares, shares issued				94,075,249
Number of votes per share | Vote	15				15
Class A ordinary share issued for convertible shares	1				1
Conversion of shares, shares converted					0	0
Ordinary shares, outstanding shares	94,075,249				94,075,249	94,075,249
Class B ordinary shares | Preferred Shares
SHAREHOLDERS' EQUITY
Conversion of shares, shares issued				94,075,249
Class C ordinary shares
SHAREHOLDERS' EQUITY
Conversion of shares, shares issued				47,790,698
Number of votes per share | Vote	30				30
Class A ordinary share issued for convertible shares	1				1
Conversion of shares, shares converted					0	0
Ordinary shares, outstanding shares	47,790,698				47,790,698	47,790,698
Class C ordinary shares | Common stock
SHAREHOLDERS' EQUITY
Conversion of shares, shares issued				47,790,698
IPO
SHAREHOLDERS' EQUITY
Proceeds from initial public offering, net of issuance costs | ¥				¥ 3,151,007
Deferred IPO Costs | ¥									¥ 30,646
IPO | ADS
SHAREHOLDERS' EQUITY
Ordinary shares issued				45,000,000
Fair market value per ordinary share | $ / shares								$ 10.00
IPO | Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares issued				45,000,000
Underwriters | ADS
SHAREHOLDERS' EQUITY
Ordinary shares issued				4,750,000
Fair market value per ordinary share | $ / shares								10.00
Underwriters | ADS | Selling shareholders
SHAREHOLDERS' EQUITY
Ordinary shares issued				2,000,000
Fair market value per ordinary share | $ / shares								$ 10.00
Underwriters | Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares issued				4,750,000
Underwriters | Class A ordinary shares | Selling shareholders
SHAREHOLDERS' EQUITY
Ordinary shares issued				2,000,000